Credit Quality Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 1,052,728	$ 689,806
Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	745,634	435,899
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	449,812	230,664
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	285,660	201,951
Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	10,162	3,284
Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	254,340	213,527
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	137,578	148,385
Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	28,615	23,310
Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	18,442	15,493
Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	69,705	26,339
Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	52,754	40,380
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	44,284	28,375
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,354	9,652
Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,116	2,353
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	27,133	20,279
Substandard | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	23,500	19,168
Substandard | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,870	7,679
Substandard | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	16,630	11,489
Substandard | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,516	696
Substandard | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,516	696
Substandard | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	117	415
Substandard | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	101	415
Substandard | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	16	0
Substandard | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	21,955	9,443
Special Mention | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	19,659	6,044
Special Mention | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,296	723
Special Mention | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	18,363	5,321
Special Mention | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,230	3,399
Special Mention | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,230	3,399
Special Mention | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	66	0
Special Mention | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	66	0
Special Mention | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	866,062	511,699
Pass | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	702,475	410,687
Pass | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	441,646	222,262
Pass | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	250,667	185,141
Pass | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	10,162	3,284
Pass | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	111,016	61,047
Pass | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Pass | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	28,615	23,310
Pass | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	18,442	15,493
Pass | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	63,959	22,244
Pass | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	52,571	39,965
Pass | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	44,117	27,960
Pass | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,338	9,652
Pass | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,116	2,353
Not Rated
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	137,578	148,385
Not Rated | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	137,578	148,385
Not Rated | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	137,578	148,385
Not Rated | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 0	$ 0